Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of goodwill			$ 39,403
Potentially dilutive securities outstanding in the form of convertible promissory notes	1,843,084	3,203,120
Fully diluted shares outstanding	13,819,723	14,923,032
Stock options to purchase	965,000	965,000
Stock options to vested	928,750
Customer One
Revenues earned from advertising	36.00%	21.00%
Account receivable from major customers	24.00%	18.00%
Customer Two
Revenues earned from advertising	21.00%	19.00%
Account receivable from major customers	19.00%	16.00%
Customer Three
Revenues earned from advertising	12.00%	14.00%
Account receivable from major customers	10.00%